RECENTLY ISSUED ACCOUNTING STANDARDS (Details) - USD ($) $ in Thousands	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity attributable to parent		$ 982,327	$ 795,651	$ 1,106,369
Accounting Standards Update 2020-06
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity attributable to parent	$ 2,000